Deferred grants (Tables)	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Summary of Deferred Grants

	31.12.2022	31.12.2023	31.12.2023
	RMB’000	RMB’000	US$’000
At January 1	424,140	489,788	68,949
Received during the year	186,993	145,330	20,459
Grant disbursed to partner of joint project	(13,243)	(16,423)	(2,312)
Released to consolidated statement of profit or loss	(108,102)	(59,818)	(8,421)
Reclassification to other payables	—	(98,919)	(13,925)

At December 31	489,788	459,958	64,750

Current (Note 22)	13,404	8,064	1,135
Non-current	476,384	451,894	63,615

	489,788	459,958	64,750